Document and Entity Information	Feb. 13, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40048
Entity Registrant Name	Innovid Corp.
Entity Central Index Key	0001835378
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-3769599
Entity Address, Address Line One	116 E 16th Street, 6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	966-7555
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CTV
Security Exchange Name	NYSE
Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	CTVWS
Security Exchange Name	NYSE